UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:  940 Southwood Blvd.
          Suite 200
          Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	August 11, 2000

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  93

Form 13F Information Table Value Total: $633,245
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
CNF Trust I $2.500        TE CONS SER A     12612V205   7,249     184,100    SH      Sole           184,100       0     0
Crescent Real Estate      PFD CV A 6.75%    225756204   1,388      88,800    SH      Sole            88,800       0     0
Emmis Communications Corp PFD CV SER A      291525202   6,272     105,185    SH      Sole           105,185       0     0
Equity Residential Prop   PFD CONV E 7%     29476L883   7,326     284,500    SH      Sole           284,500       0     0
Freeport McMoran Copper   PFD CV 0.05 SH    35671D501     696      52,250    SH      Sole            52,250       0     0
Metromedia Int'l Group, I PFD CONV%         591695200  11,911     425,400    SH      Sole           425,400       0     0
National Australia Bank   CAP UTS EXCH BL   632525309  14,026     495,400    SH      Sole           495,400       0     0
Prologis Trust            PFD CV SBI B      743410300   8,283     303,975    SH      Sole           303,975       0     0
Simon Property Group Inc. PFD CV B 6.50%    828806406   7,727     114,900    SH      Sole           114,900       0     0
Sovereign Capital Trust   UNIT EX 111229    845905306   7,654     165,500    SH      Sole           165,500       0     0
Treev PIK $0.84           PFD CONV SER A    894692201   9,653     603,300    SH      Sole           603,300       0     0
Orix Corporation          NT CONV 0.375%05  686330AA9     689     486,475   PRN      Sole                 0       0     0
ACT Manufacturing         SBNTCV 144A 7%07  000973AA5   4,199   3,400,000   PRN      Sole                 0       0     0
AES Corportaion           JRSBDBCV 4.5%05   00130HAN5   9,659   5,500,000   PRN      Sole                 0       0     0
AMF Bowling               DEB CV ZERO 18    03113VAB5     463  16,100,000   PRN      Sole                 0       0     0
APP Finance VI Mauritius  LYONS NT ZERO 12  00202NAA3   6,650  40,300,000   PRN      Sole                 0       0     0
Action Performance Comp.  SBNTCV 4.75%05    004933AB3     174     500,000   PRN      Sole                 0       0     0
Advanced Energy           SUBNTCV 5.25%06   007973AA8   6,044   4,450,000   PRN      Sole                 0       0     0
Affiliated Computer Serv  SB NT CV 4%05     008190AD2   9,815  10,034,000   PRN      Sole                 0       0     0
Alpharma, Inc.            SRSBNTCV 3%06     020813AD3   6,764   3,400,000   PRN      Sole                 0       0     0
Alpharma, Inc.            SB NT CV 5.75%05  020813AB7   5,268   2,400,000   PRN      Sole                 0       0     0
Alza Corp.                SUB DB CONV 5%06  022615AD0   4,639   3,000,000   PRN      Sole                 0       0     0
American Tower Corp.      NT CV 2.25%09     029912AD4   2,600   2,000,000   PRN      Sole                 0       0     0
At Home Corp.             SBNTCV 144A 06    045919AD9     529     750,000   PRN      Sole                 0       0     0
Atrix Laboratories, Inc.  SUB NT CONV 7%04  04962LAC5   2,374   3,000,000   PRN      Sole                 0       0     0
Aviron                    SB NT CV 5.75%05  053762AC4   6,299   5,700,000   PRN      Sole                 0       0     0
BankAtlantic Bancorp, Inc SBDVCV 6.75%06    065908AB1   4,418   5,137,000   PRN      Sole                 0       0     0
BankAtlantic Bancorp, Inc SBDBCV 5.625%07   065908AC9  11,709  17,808,803   PRN      Sole                 0       0     0
CV Therapeutics           SB NT CV 144A07   126667AA2   1,383   1,150,000   PRN      Sole                 0       0     0
Checkpoint Systems, Inc.  SBDBCV 5.25%05    162825AB9     660   1,000,000   PRN      Sole                 0       0     0
Commscope Inc.            SB NT CV 4%06     203372AB3   2,422   2,120,000   PRN      Sole                 0       0     0
Conexant Systems          SBNTCV 4.25%06    207142AB6  10,160   4,600,000   PRN      Sole                 0       0     0
Corr Therapeutic          SBNTCV 144A07     217753AC6   4,784   3,420,000   PRN      Sole                 0       0     0
DRS Technologies Inc.     SRSBDBCV 9%03     23330XAB6   1,065     805,000   PRN      Sole                 0       0     0
Danka Business Systems    SUBNTCV 6.75%02   236277AB5     987   1,430,000   PRN      Sole                 0       0     0
Diamond Offshore Drill    DEBZROCV 144A20   25271CAB8   7,031  15,000,000   PRN      Sole                 0       0     0
Etoys, Inc.               SUBNTCV 144A04    297862AA2     869   2,000,000   PRN      Sole                 0       0     0
Financial Federal Corp.   SUB NT CV 4.5%05  317492AC0  11,086  13,879,000   PRN      Sole                 0       0     0
Four Seasons              LYON ZERO CPN 29  25100EAD6  33,809  94,570,000   PRN      Sole                 0       0     0
General Semiconductor     SUBNTCV 5.75%06   370787AB9   5,725     500,000   PRN      Sole                 0       0     0
Genesco Inc.              SUBNTCV 5.5%05    371532AL6   3,595   3,835,000   PRN      Sole                 0       0     0
Healthcare Realty Trust   SBDBCV 6.55%02    421946AA2   1,433   1,610,000   PRN      Sole                 0       0     0
Healthsouth Corp.         SBDBCV 3.25%03    421924AF8   3,681   4,660,000   PRN      Sole                 0       0     0
Hilton Hotels Corp.       Sub NT Conv 5%06  432848AL3   2,973   3,745,000   PRN      Sole                 0       0     0
Ibasis Inc.               SBNTCV 5.75% 05   450732AA0   1,262   1,700,000   PRN      Sole                 0       0     0
Interim Services Inc.     SUB NT CV 4.5%05  45868PAA8   7,960  10,255,000   PRN      Sole                 0       0     0
Internet Capital Group    SUB NT CV 5.5%04  46059CAA4   3,685   5,490,000   PRN      Sole                 0       0     0
Interpublic Group Co.     SUBNTCV 1.87%06   460690AJ9   9,149   9,420,000   PRN      Sole                 0       0     0
Intevac Inc.              SBNTCV 6.5%04     461148AC2     110     225,000   PRN      Sole                 0       0     0
Intevac Inc.              SBNTCV 144A04     461148AA6     245     500,000   PRN      Sole                 0       0     0
Invitrogen                SUBNTCV 144A 07   46185RAA8   5,150   4,870,000   PRN      Sole                 0       0     0
Iomega Corp.              SBNTCV 6.75% 01   462030AA5     354     365,000   PRN      Sole                 0       0     0
Ivax Corporation          SRSBCV 144A07     465823AB8   1,047     800,000   PRN      Sole                 0       0     0
Kellstrom                 SB NT CV 5.75%02  488035AC0   7,476  15,575,000   PRN      Sole                 0       0     0
Kerr McGee Corp.          SBDBCV 5.25% 10   492386AP2  26,473  22,920,000   PRN      Sole                 0       0     0
Lamar Advertising         NT CV 5.25% 06    512815AF8  10,662   9,600,000   PRN      Sole                 0       0     0
Lattice Semiconductor     SUBNTCV 4.75%06   518415AC8   6,864   3,800,000   PRN      Sole                 0       0     0
Lennar Corportion         SR DB CV ZERO 18  526057AA2   5,395  13,000,000   PRN      Sole                 0       0     0
MBL Intl Finance          GTD NT EXCH 3%02  55262XAA2   3,499   3,385,000   PRN      Sole                 0       0     0
Magna International Inc.  SUB DEB CV 5%02   559222AE4  37,108  36,380,000   PRN      Sole                 0       0     0
Magna International Inc.  SBDBCV 4.875%05   559222AG9     955   1,055,000   PRN      Sole                 0       0     0
Mail-Well Inc.            SUBNTCONV 5%02    560321AD3   1,684   2,070,000   PRN      Sole                 0       0     0
Millennium Pharmaceutical SUB NT CV 5.5%07  599902AB9   7,133   4,775,000   PRN      Sole                 0       0     0
NCS Healthcare Inc.       SBDBCV 5.75%04    628874AC3   1,173   8,690,000   PRN      Sole                 0       0     0
Network Associates Inc.   SBDBCV ZRO 18     640938AB2   2,725   7,650,000   PRN      Sole                 0       0     0
Office Depot, Inc.        LYON SUB ZERO 07  676220AA4  24,032  40,305,000   PRN      Sole                 0       0     0
Omnicare Inc.             SUB DEB CV 5%07   681904AD0  11,640  17,055,000   PRN      Sole                 0       0     0
Orbital Sciences Corp.    SB NT CV 5% 02    685564AC0     270     390,000   PRN      Sole                 0       0     0
Pep Boys                  SUB LYON ZERO 11  713278AJ8  12,488  22,300,000   PRN      Sole                 0       0     0
Personnel Group           SBNTCV 5.75%04    715338AE9  11,263  25,311,000   PRN      Sole                 0       0     0
Petsmart, Inc.            SB NT CV 6.75%04  716768AB2   2,454   3,663,000   PRN      Sole                 0       0     0
Phoenix Investment Part.  SUB DB CONV 6%15  719085AA0  21,507  16,110,000   PRN      Sole                 0       0     0
Phycor Inc.               SUBDBCV 4.5% 03   71940FAB6     634   3,020,000   PRN      Sole                 0       0     0
Pride International Inc.  SB DB CV ZERO 18  741932AB3   1,690   4,000,000   PRN      Sole                 0       0     0
Quadramed Corp.           SBDBCV 5.25%05    74730WAC5   4,437  12,677,000   PRN      Sole                 0       0     0
Reptron Electronics Inc.  SBNTCV 6.75%04    76026WAA7     560     840,000   PRN      Sole                 0       0     0
Sanmina Corp.             SUBNTCV 4.25%04   800907AB3   9,619   4,750,000   PRN      Sole                 0       0     0
Seacor Holdings Inc.      SUBNTCV 5.375%06  811904AE1   8,479   8,374,000   PRN      Sole                 0       0     0
Semtech Corp.             SB NT CV 144A 07  816850AB7   1,533   1,400,000   PRN      Sole                 0       0     0
Sepracor, Inc.            SUB DB CONV 7%05  817315AH7   9,923   4,870,000   PRN      Sole                 0       0     0
SpaceHab Inc.             SUB NT CONV 8%07  846243AC7     175     250,000   PRN      Sole                 0       0     0
Standard Commerical Corp  SBDVCV 7.25% 07   853258AA9   4,452   7,545,000   PRN      Sole                 0       0     0
Standard Motor Products   SBDBCV 6.75%09    853666AB1   8,531  15,510,000   PRN      Sole                 0       0     0
Sunbeam Corp.             SR SD CV ZERO 18  867071AD4     161   1,000,000   PRN      Sole                 0       0     0
Telefonos de Mexico       SRDBCV 4.25% 04   879403AD5   8,274   6,140,000   PRN      Sole                 0       0     0
Thermo Fibertek Inc.      SUBDBCV 144A04    88355WAA3  17,380  21,457,000   PRN      Sole                 0       0     0
Thermo Instrument Sys     SUBDBCONV 4%05    883559AE6     234     275,000   PRN      Sole                 0       0     0
Total Renal Care Hldg     SUB NT CONV 7%09  89151AAC1     356     530,000   PRN      Sole                 0       0     0
Tower Automotive, Inc.    SBNTCV 5%04       891707AE1   5,064   6,430,000   PRN      Sole                 0       0     0
Triac Companies           SBDBCV ZERO 18    895918AB7  15,347  59,600,000   PRN      Sole                 0       0     0
U.S. Diagnostic Labs Inc. SUBDBCONV 9%03    90328QAB4   4,098   5,854,000   PRN      Sole                 0       0     0
Wellpoint Health Network  SBDBCV ZRO 19     94973HAA6  31,450  45,415,000   PRN      Sole                 0       0     0
Young and Rubicam         SUB NT CV 144A05  987425AA3  20,823  20,365,000   PRN      Sole                 0       0     0
Treev Inc.                COM NEW           894692300     121      17,222   PRN      Sole            17,222       0     0

COLUMN TOTALS                                         633,245
